FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2023
Finance Costs [Abstract]
Schedule of Disclosure of Finance Costs
Finance costs for the reporting years consist of the following:

	2023	2022
	$	$
Interest on long-term debt and other debts[a]	7,097,927	280,491
Interest on lease liabilities[a]	2,141,641	284,631
Accretion expense	5,663,365	—
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights	—	82,850
Gain on derecognition of the balance of purchase price payable related to the acquisition of the dealership rights[b]	—	(2,130,583)
Financing cost	3,752,505	2,489,123
Other	(762,994)	(51,090)
	17,892,444	955,422

a.Net of capitalized borrowing costs of $6,535,601 (Notes 6 and 8) for the year ended December 31, 2023 (December 31, 2022: $5,093,206), $4,021,208 included in interest on long-term debt and other debts and $2,514,393 in interest on lease liability, respectively (December 31, 2022: $2,214,906 included in interest on long-term debt and other debts,$2,878,300 in interest on lease liability, respectively). The weighted average interest rate used to capitalize the borrowing costs is 7.35% in 2023 (2022: 5.68%).
b.On May 7, 2022, the agreement with a private company relating to the previous acquisition of dealership rights in certain territories in the United States matured and the related financial liability was derecognized. The carrying amount of $2,130,583 was recognized as a gain under finance costs in the consolidated statements of earnings (loss) and comprehensive loss.